Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	4/15/2013
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$109,250,762.14	0.3490440	$70,279,919.26	0.2245365	$38,970,842.89
Class A-3 Notes	$450,000,000.00	1.0000000	$450,000,000.00	1.0000000	$-
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$819,710,762.14	0.6051938	$780,739,919.26	0.5764215	$38,970,842.89

Weighted Avg. Coupon (WAC)	4.60%		4.60%
Weighted Avg. Remaining Maturity (WARM)	42.99		42.16
Pool Receivables Balance	$864,586,473.32		$824,641,255.91
Remaining Number of Receivables	66,284		64,391

Adjusted Pool Balance	$847,004,724.82		$808,033,881.93

III. COLLECTIONS

Principal:
Principal Collections	$38,801,539.27
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$901,026.86
Total Principal Collections	$39,702,566.13

Interest:
Interest Collections	$3,170,560.42
Late Fees & Other Charges	$65,312.03
Interest on Repurchase Principal	$-
Total Interest Collections	$3,235,872.45

Collection Account Interest	$1,887.60
Reserve Account Interest	$460.86
Servicer Advances	$-

Total Collections	$42,940,787.04

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	4/15/2013
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$42,940,787.04
Reserve Account Release					$-
Total Available for Distribution					$42,940,787.04
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$720,488.73		$720,488.73	$720,488.73
Collection Account Interest					$1,887.60
Late Fees & Other Charges					$65,312.03
Total due to Servicer					$787,688.36

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$50,073.27		$50,073.27
Class A-3 Notes		$270,000.00		$270,000.00
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$452,265.77		$452,265.77	$452,265.77

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$41,537,187.99

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$38,970,842.89

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$38,970,842.89
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$38,970,842.89		$38,970,842.89
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$38,970,842.89		$38,970,842.89

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,566,345.10

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,581,748.50
Beginning Period Amount	$17,581,748.50
Current Period Amortization	$974,374.52
Ending Period Required Amount	$16,607,373.98
Ending Period Amount	$16,607,373.98
Next Distribution Date Amount	$15,665,641.03

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	4/15/2013
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		3.22%	3.38%	3.38%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.95%	63,714	98.67%	$813,656,526.16
30 - 60 Days	0.87%	561	1.09%	$9,029,745.24
61 - 90 Days	0.15%	96	0.19%	$1,592,545.10
91 + Days	0.03%	20	0.04%	$362,439.41
		64,391		$824,641,255.91
Total
Delinquent Receivables 61 + days past due	0.18%	116	0.24%	$1,954,984.51
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.21%	140	0.28%	$2,378,871.37
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	168	0.32%	$2,845,054.49
Three-Month Average Delinquency Ratio	0.21%		0.28%

Repossession in Current Period		43		$722,621.74
Repossession Inventory		83		$539,817.29

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,143,678.14
Recoveries				$(901,026.86)
Net Charge-offs for Current Period				$242,651.28

Beginning Pool Balance for Current Period				$864,586,473.32

Net Loss Ratio				0.34%
Net Loss Ratio for 1st Preceding Collection Period				0.65%
Net Loss Ratio for 2nd Preceding Collection Period				0.58%
Three-Month Average Net Loss Ratio for Current Period				0.52%

Cumulative Net Losses for All Periods				$5,667,346.84
Cumulative Net Losses as a % of Initial Pool Balance				0.41%

Principal Balance of Extensions				$2,237,258.53
Number of Extensions				124

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